Decommissioning provision (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Decommissioning Provision [Abstract]
Disclosure of detailed information about changes in decommissioning provision [Table Text Block]
	December 31,	December 31,
	2025	2024

Provisions, beginning of year	$11,389	$12,129
Decommissioning costs and change in estimates	(1,016)	(1,356)
Accretion on decommissioning provision	627	616
Provisions, end of year	$11,000	$11,389